                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
TAX-EXEMPT MONEY MARKET FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2007


RIVERSOURCE TAX-EXEMPT MONEY
MARKET FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH AS HIGH A LEVEL
OF CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND
STABILITY OF PRINCIPAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............      9

Investments in Securities...........     10

Financial Statements................     15

Notes to Financial Statements.......     18

Approval of Investment Management
   Services Agreement...............     25

Proxy Voting........................     27

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT JUNE 30, 2007

FUND OBJECTIVE

RiverSource Tax-Exempt Money Market Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Municipal Notes                                               100%

TOP FIVE STATES

Percentage of portfolio assets

Texas                                15.7%
Georgia                               9.0%
Illinois                              8.2%
Kentucky                              7.7%
Michigan                              7.4%

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JUNE 30, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
X                          HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

TICKER SYMBOL                   INCEPTION DATE
     ITFXX                        08/05/80
Total net assets                $118.2 million
Number of holdings                      53
Weighted average maturity(1)       32 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                                FUND PERFORMANCE
                  For the six month period ended June 30, 2007

                                  (BAR CHART)

RiverSource Tax-Exempt Money Market Fund                +1.55

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
                                                  0.73%                        0.63%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.63%.

AVERAGE ANNUAL TOTAL RETURNS
AT JUNE 30, 2007

                                                                                            SINCE
                                     6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 (inception 8/5/80)                    +1.55%     +3.05%    +2.13%    +1.47%    +2.08%     +3.45%

* Not annualized.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is a discussion of RiverSource Tax-Exempt Money Market Fund's results and positioning for the six months ended June 30, 2007.

Q: How did RiverSource Tax-Exempt Money Market Fund perform for the first half of the fiscal year?

A: RiverSource Tax-Exempt Money Market Fund gained 1.55% for the six months ended June 30, 2007. The annualized simple yield was 3.08% and the annualized compound yield was 3.13% for the seven-day period ended June 30, 2007. The annualized simple and compound yields more closely reflects the current earnings of the Fund than the total return.

Q: What factors most significantly affected the Fund's performance during the semiannual period?

A: Changing expectations of future Federal Reserve Board (the Fed) policy and of the relative strength or weakness of economic growth had the greatest effect on the Fund's results. The Fed held interest rates steady through the semiannual period. However, the deteriorating economic picture many had painted based on data indicating a slowdown in the housing market, production cutbacks at automakers, persistent inflation pressures and moderating economic growth did not materialize. This, in turn, finally led most economists by the end of the period to expect the Fed to be on hold indefinitely.

   Unlike the taxable money market yield curve, which began the new year inverted, meaning yields at the short-term end of the curve were higher than those at the longer-term end of the curve, the tax-exempt money market yield curve retained a moderately upward slope at the start of the period. Supply and demand factors subsequently caused the tax-exempt money market yield curve to invert. The issuance of "floaters," or instruments with a variable interest rate, remained strong during the period. Given this heavy supply, the inverted yield curve, and competition with a new structure within the municipal bond market known as a quarter-reset Libor-based floater*, yields on floaters were forced higher, thereby maintaining demand. Indeed, daily-resetting Variable


* The quarterly-reset Libor-based floater is not money market eligible, but its higher yield caused investors other than money market funds to swap out of variable rate demand notes into the Libor floaters, forcing dealers to increase the yield necessary to clear the market.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Rate Demand Notes (VRDNs) were offering more attractive yields than longer-dated fixed-rate municipal commercial paper and notes during these months. Toward the end of the semiannual period, the tax-exempt money market yield curve flattened. Throughout the six months, we were of the view that the Fed was on hold for an extended period of time and positioned the Fund accordingly.

Q: What changes did you make to the Fund during the period?

A: Given our view that the Fed was firmly on hold during the period, we sought to take advantage of mispricings to benefit our shareholders. For example, as indicated, the tax-exempt money market yield curve began the period positively sloped, and so we extended the Fund's average weighted maturity from 32 days on December 31, 2006, to 45 days by the end of January. Over the next several months, as supply/demand factors caused the tax-exempt money market yield curve to invert, we favored floating rate issues. Floating rate issues, which are reset in line with changes in market interest rates, were attractively valued relative to fixed interest rate products. Indeed, these floating assets enabled the Fund to capture higher rates through the frequent resets of the securities' yields. They also caused the Fund's weighted average maturity to roll down to 15 days. Toward the end of the period, when the tax-exempt money market yield curve flattened, we found select opportunities to lengthen the Fund's weighted average maturity with longer-dated fixed-rate securities. This enabled us to lock in the higher yields these fixed-rate securities were then offering. As of June 30, 2007, the average weighted maturity of the Fund was 32 days. Overall, these changes made to the Fund's weighted average maturity as market conditions shifted helped the Fund's relative results.

   GIVEN OUR VIEW THAT THE FED WAS FIRMLY ON HOLD DURING THE PERIOD, WE SOUGHT TO TAKE ADVANTAGE OF MISPRICINGS TO BENEFIT OUR SHAREHOLDERS.


--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: We continue to believe there is a high probability of the Fed keeping the targeted federal funds rate at its current 5.25% for an extended period of time. Given the Fed's stated concerns about the rekindling of inflation pressures, it is unlikely that the Fed will be in a rush to cut rates anytime soon. Rather, most market participants have now assigned a higher probability of an interest rate hike next year, especially if Fed chairman Bernanke's concern is realized and inflation does start to edge higher again later this year or into 2008.

   Given this view, we intend to continue to opportunistically lengthen the Fund's weighted average maturity through fixed-rate tax-exempt securities as we seek to lock in higher yields. We will continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high quality investments that we believe have minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     ANNUALIZED
                          JANUARY 1, 2007   JUNE 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Actual(b)                    $1,000          $1,015.50         $3.17           .63%
 Hypothetical
 (5% return before
 expenses)                    $1,000          $1,021.79         $3.18           .63%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return of +1.55% for the six months ended June 30, 2007.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  9

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL NOTES (102.4%)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)
ALABAMA (0.8%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
  10-01-22                           3.90%         $900,000(e)             $900,000
-----------------------------------------------------------------------------------

ARIZONA (3.4%)
Salt River Project Agricultural
 C.P.
  07-05-07                           3.56         3,000,000               3,000,000
  11-01-07                           3.69         1,000,000               1,000,000
                                                                    ---------------
Total                                                                     4,000,000
-----------------------------------------------------------------------------------

COLORADO (0.3%)
Moffat County
 Refunding Revenue Bonds
 Pacificorp Projects
 V.R.D.N. Series 1994
 (Bank of New York) AMBAC
  05-01-13                           3.90           300,000(e)              300,000
-----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.3%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
  03-01-28                           3.75           300,000(e)              300,000
-----------------------------------------------------------------------------------

FLORIDA (2.5%)
Jacksonville Health Facilities Authority
 C.P.
  08-06-07                           3.64         3,000,000               3,000,000
-----------------------------------------------------------------------------------

GEORGIA (9.2%)
City of Atlanta
 Revenue Bonds
 V.R.D.N. Series 2002C (Dexia Credit Local) FSA
  11-01-41                           3.80         2,700,000(e)            2,700,000
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center Project
 V.R.D.N. Series 2003B (Wachovia Bank) FSA
  09-01-31                           3.76         4,000,000(e)            4,000,000

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)
GEORGIA (CONT.)
Fulton County Development Authority
 Revenue Bonds
 Woodward Academy Incorporated Project
 V.R.D.N. Series 2002 (SunTrust Bank)
  12-01-27                           3.74%       $4,200,000(e)           $4,200,000
                                                                    ---------------
Total                                                                    10,900,000
-----------------------------------------------------------------------------------

ILLINOIS (8.4%)
County of Cook
 Unlimited General Obligation Bonds
 Capital Improvement
 V.R.D.N. Series 2002B
 (Landesbank Hessen-Thuringen Girozentrale)
  11-01-31                           3.75         4,000,000(e)            4,000,000
Illinois Health Facilities Authority
 Revenue Bonds
 University of Chicago Hospitals
 V.R.D.N. Series 1998 (Bank One Illinois) MBIA
  08-01-26                           3.86           900,000(e)              900,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
  01-01-23                           3.83         1,000,000(e)            1,000,000
State of Illinois
 Unlimited General Obligation Bonds
 V.R.D.N Series 2003B (Depfa Bank)
  10-01-33                           3.73         4,000,000(e)            4,000,000
                                                                    ---------------
Total                                                                     9,900,000
-----------------------------------------------------------------------------------

INDIANA (1.9%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
  02-01-22                           3.92           300,000(e)              300,000
Indiana University
 Revenue Bonds
 V.R.D.N. Series 2000
  11-15-20                           3.73         2,000,000(e)            2,000,000
                                                                    ---------------
Total                                                                     2,300,000
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)

KENTUCKY (7.9%)
Kentucky Asset Liability Commission
 Revenue Notes
 T.R.A.N. Series 2007A
  06-26-08                           3.72%       $4,000,000              $4,029,880
Newport
 Revenue Bonds
 V.R.D.N Series 2002 (U.S. Bank)
  04-01-32                           3.79         4,100,000(e)            4,100,000
Williamsburg
 Refunding & Improvement Revenue Bonds
 Cumberland Project
 V.R.D.N. Series 2002 (Fifth Third Bank)
  09-01-32                           3.77         1,225,000(e)            1,225,000
                                                                    ---------------
Total                                                                     9,354,880
-----------------------------------------------------------------------------------

MARYLAND (3.0%)
Maryland Health & Higher Education
 C.P.
  07-05-07                           3.55         2,000,000               2,000,000
  07-05-07                           3.56         1,500,000               1,500,000
                                                                    ---------------
Total                                                                     3,500,000
-----------------------------------------------------------------------------------

MASSACHUSETTS (3.4%)
Massachusetts School Building Authority
 C.P.
  09-12-07                           3.75         1,000,000               1,000,000
  10-02-07                           3.67         3,000,000               3,000,000
                                                                    ---------------
Total                                                                     4,000,000
-----------------------------------------------------------------------------------

MICHIGAN (7.6%)
Detroit
 Revenue Bonds
 Senior Lien
 V.R.D.N. Series 2003B (Dexia Credit Local) FSA
  07-01-33                           3.80         2,100,000(e)            2,100,000
Northville Township Economic Development Corporation
 Revenue Bonds
 Thrifty Northville Incorporated Project
 V.R.D.N. Series 1984 (Fifth Third Bank)
  05-01-14                           3.78         4,900,000(e)            4,900,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
  12-01-19                           3.90         2,000,000(e)            2,000,000
                                                                    ---------------
Total                                                                     9,000,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)

MINNESOTA (7.0%)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
  09-01-29                           3.96%         $300,000(e)             $300,000
Rochester Health Care Facility
 C.P.
  09-04-07                           3.67         4,000,000               4,000,000
Southern Minnesota Municipal Power
 C.P.
  07-06-07                           3.72         4,000,000               4,000,000
                                                                    ---------------
Total                                                                     8,300,000
-----------------------------------------------------------------------------------

MISSISSIPPI (2.7%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           3.80         3,200,000(e)            3,200,000
-----------------------------------------------------------------------------------

MISSOURI (1.9%)
Missouri State Health & Educational Facilities
 Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
  09-01-30                           3.92         2,300,000(e)            2,300,000
-----------------------------------------------------------------------------------

NEBRASKA (3.0%)
Nebraska Public Power District
 C.P.
  07-10-07                           3.76         3,600,000               3,600,000
-----------------------------------------------------------------------------------

NEVADA (1.7%)
Las Vegas Valley Water District
 C.P.
  07-09-07                           3.74         2,000,000               2,000,000
-----------------------------------------------------------------------------------

NEW MEXICO (1.0%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                           3.80         1,200,000(e)            1,200,000
-----------------------------------------------------------------------------------

PENNSYLVANIA (0.1%)
Pennsylvania Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995B (Morgan Guaranty Trust)
  11-01-27                           3.86           100,000(e)              100,000
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  11

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)

SOUTH CAROLINA (0.8%)
South Carolina Public Service Authority
 C.P.
  07-06-07                           3.75%       $1,000,000              $1,000,000
-----------------------------------------------------------------------------------

TENNESSEE (6.5%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                           3.88         2,690,000(e)            2,690,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
  01-01-33                           3.88         2,100,000(e)            2,100,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                           3.88         1,010,000(e)            1,010,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           3.88         1,900,000(e)            1,900,000
                                                                    ---------------
Total                                                                     7,700,000
-----------------------------------------------------------------------------------

TEXAS (16.1%)
Bell County Health Facility Development Corporation
 Revenue Bonds
 Scott & White Memorial Hospital
 V.R.D.N. Series 2001-1
 (JPMorgan Chase Bank) MBIA
  08-15-31                           3.86         1,120,000(e)            1,120,000
City of San Antonio
 Refunding Revenue Bonds
 Sub Lien
 V.R.D.N. Series 2003B
 (JPMorgan Chase Bank) MBIA
  05-15-33                           3.76         3,635,000(e)            3,635,000

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)
TEXAS (CONT.)
Dallas Area Rapid Transit
 C.P.
  12-06-07                           3.75%       $3,000,000              $3,000,000
Harris County Health Facilities Development
 Corporation
 Revenue Bonds
 YMCA of Greater Houston
 V.R.D.N. Series 1999 (Bank One Texas)
  07-01-34                           3.86         1,400,000(e)            1,400,000
Harris County
 C.P.
  08-01-07                           3.67         3,000,000               3,000,000
  08-03-07                           3.70         1,500,000               1,500,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                           3.90           300,000(e)              300,000
State of Texas
 T.R.A.N. Series 2006
  08-31-07                           3.45         5,000,000               5,007,788
                                                                    ---------------
Total                                                                    18,962,788
-----------------------------------------------------------------------------------

UTAH (5.2%)
Emery County
 Refunding Revenue Bonds
 Pacificorp Projects
 V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
  11-01-24                           3.86         2,150,000(e)            2,150,000
Intermountain Power Agency
 C.P.
  08-08-07                           3.66         4,000,000               4,000,000
                                                                    ---------------
Total                                                                     6,150,000
-----------------------------------------------------------------------------------

VIRGINIA (3.4%)
Chesapeake Hospital Authority
 Revenue Bonds
 Chesapeake General Hospital
 V.R.D.N. Series 2001A (SunTrust Bank)
  07-01-31                           3.74         4,000,000(e)            4,000,000
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)
(x

WISCONSIN (3.5%)
City of Milwaukee
 Revenue Bonds
 Milwaukee Public Museum
 V.R.D.N. Series 2000 (Bank One)
  04-01-35                           3.83%       $1,200,000(e)           $1,200,000
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
  12-01-20                           3.73         2,880,000(e)            2,880,000
                                                                    ---------------
Total                                                                     4,080,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,d)                        yield        maturity                  Value(a)

WYOMING (0.8%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Project
 V.R.D.N Series 1993
  08-15-20                           3.80%       $1,000,000(e)           $1,000,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $121,047,668)(f)                                                $121,047,668
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.   -- Alternative Minimum Tax
B.A.N.   -- Bond Anticipation Note
C.P.     -- Commercial Paper
R.A.N.   -- Revenue Anticipation Note
T.A.N.   -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.     -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  13

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(f) Also represents the cost of securities for federal income tax purposes at June 30, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
  (identified cost $121,047,668)                                $121,047,668
Cash in bank on demand deposit                                       313,666
Accrued interest receivable                                          580,435
Receivable for investment securities sold                            386,206
----------------------------------------------------------------------------
Total assets                                                     122,327,975
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     40,320
Payable for investment securities purchased                        4,029,880
Accrued investment management services fee                             1,066
Accrued distribution fee                                               6,792
Accrued transfer agency fee                                              311
Accrued administrative services fee                                      194
Other accrued expenses                                                37,398
----------------------------------------------------------------------------
Total liabilities                                                  4,115,961
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $118,212,014
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $  1,182,669
Additional paid-in capital                                       117,052,129
Accumulated net realized gain (loss) (Note 5)                        (22,784)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $118,212,014
============================================================================
Shares outstanding                                               118,266,851
----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $       1.00
----------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $2,088,369
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 189,316
Distribution fee                                                    57,369
Transfer agency fee                                                 57,719
Administrative services fees and expenses                           34,421
Compensation of board members                                          920
Custodian fees                                                       9,427
Printing and postage                                                23,840
Registration fees                                                   20,090
Professional fees                                                   11,663
Other                                                                  949
--------------------------------------------------------------------------
Total expenses                                                     405,714
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                      (44,292)
--------------------------------------------------------------------------
                                                                   361,422
   Earnings and bank fee credits on cash balances (Note 2)         (15,171)
--------------------------------------------------------------------------
Total net expenses                                                 346,251
--------------------------------------------------------------------------
Investment income (loss) -- net                                 $1,742,118
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        JUNE 30, 2007      DEC. 31, 2006
                                                       SIX MONTHS ENDED     YEAR ENDED
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  1,742,118      $   3,147,632
Net realized gain (loss) on investments                            --             58,788
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               1,742,118          3,206,420
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                   (1,769,039)        (3,206,375)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                              97,268,505        159,923,621
Net asset value of shares issued in reinvestment of
   distributions                                            1,695,052          3,110,389
Payments for redemptions of shares                        (98,430,582)      (165,126,186)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                               532,975         (2,092,176)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       506,054         (2,092,131)
Net assets at beginning of period                         117,705,960        119,798,091
----------------------------------------------------------------------------------------
Net assets at end of period                              $118,212,014      $ 117,705,960
========================================================================================
Undistributed net investment income                      $         --      $      26,921
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to June 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 has been adopted by the Fund and there is no material impact on this Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from .06% to ..03% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  19

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2007, there were no expenses incurred for these particular items.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent registered public accounting firm services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

For the six months ended June 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses, such that net expenses were 0.63%. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.63% of the Fund's average daily net assets.

During the six months ended June 30, 2007, the Fund's custodian and transfer agency fees were reduced by $15,171 as a result of earnings and bank fee credits from overnight cash balances.

--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $149,443,860 and $144,680,000, respectively, for the six months ended June 30, 2007. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended June 30, 2007.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2006, that if not offset by capital gains will expire as follows:

2008    2010      2013
$166   $18,311   $4,287

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  21

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgement was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgement.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  23

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED DEC. 31,           2007(G)            2006           2005           2004           2003
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02            .03            .02            .01             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.03)          (.02)          (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $118           $118           $120           $128           $169
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b)                             .63%(c),(d)      .73%         .74%           .73%           .71%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.04%(c)       2.70%          1.68%           .48%           .37%
-----------------------------------------------------------------------------------------------------------
Total return                              1.55%(e)       2.79%(f)       1.71%           .50%           .37%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c)  Adjusted to an annual basis.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.71% for the six months ended June 30, 2007.
(e)  Not annualized.
(f) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(g)  Six months ended June 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  25

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2007 SEMIANNUAL REPORT  27

     RIVERSOURCE(R) TAX-EXEMPT MONEY MARKET FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members FINRA, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                             S-6428 X (8/07)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 30, 2007